July 10, 2008

Securities and Exchange Commission

450 5th Street., N.W.

Washington, DC 20549

Re:	Post-Effective Amendment No. 17 to the Registration Statement
On Form N-4 for Separate Account Q of
The Guardian Insurance & Annuity Company, Inc.
(File Nos. 333-87468 and 811-21084)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account Q (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to add a new guaranteed lifetime withdrawal benefit (GLWB) rider to the contract. Appropriate financial information and the consent of the independent registered accounting firm will be filed by subsequent amendment.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing.

Very truly yours,

/s/    Stephanie Susens

Stephanie Susens

Senior Counsel